Common Stock and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Common Stock And Warrants Tables
Summary of warrants outstanding
	Shares of Common Stock Issuable from Warrants Outstanding as of		Weighted
	March 31,	December 31,	Average Exercise
Description	2017	2016	Price	Expiration

Series A	720,000	960,000	$0.35	July 12, 2019
Series B	-	1,326,087	$0.46	November 29, 2018
Series C	-	3,500,000	$0.49	November 29, 2018
Series D	910,000	910,000	$1.10	June 5, 2020
Series E	584,416	584,416	$1.54	September 8, 2021
Series F	128,985	-	$3.45	February 23, 2022 & March 9, 2022
Total	2,343,401	7,280,503

	Shares of Common Stock Issuable from Warrants Outstanding as of		Weighted
	December 31,		Average
Description	2016	2015	Exercise Price	Expiration
Series A	960,000	960,000	$0.35	July 12, 2019
Series B	1,326,087	3,500,000	$0.46	November 29, 2018
Series C	3,500,000	3,500,000	$0.49	November 29, 2018
Series D	910,000	1,010,000	$1.10	June 5, 2020
Series E	584,416	-	$1.13	September 8, 2021
Total	7,280,503	8,970,000